Net financial income (loss) - Summary of Net Financial Income (Loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net Financial Income (Loss) [Abstract]
Income from cash and cash equivalents	€ 0	€ 0
Foreign exchange gains	2,511	177
Other financial income	0	56
Total financial income	2,511	234
Interest cost	(2,960)	(2,219)
IFRS 16 related interests	(152)	(169)
Foreign exchange losses	(39)	(39)
Total financial expenses	(3,152)	(2,428)
Financial income (loss)	€ (640)	€ (2,194)